FINANCIAL INVESTORS TRUST

ALPS Premium Income ETF

(the “Fund”)

SUPPLEMENT DATED SEPTEMBER 30, 2026, TO THE

SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION

DATED SEPTEMBER 30, 2026, AS SUPPLEMENTED

As of the date of this Supplement, shares of the Fund are not yet offered for sale.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE